Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Beginning of the year	₩ 4,994	₩ 4,401
Cash flows used in financing activities – Payment of lease liabilities	(2,893)	(2,034)
Interest paid	(186)	(277)
Non-cash transactions
Acquisitions – leases	3,784	2,637
Interest expense	186	277
Early termination of leases	(14)	(15)
Translation difference	29	5
Ending of the year	₩ 5,900	₩ 4,994